Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2026
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Straight-line method
Self-developed communications platform, Estimated Useful Life	5 years
Distribution channel [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Accelerated method
Self-developed communications platform, Estimated Useful Life	10 years
Technology [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Straight-line method
Technology [Member] | Minimum [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Estimated Useful Life	5 years
Technology [Member] | Maximum [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Estimated Useful Life	10 years
Backlog [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Straight-line method
Self-developed communications platform, Estimated Useful Life	3 years 9 months
Customer relationship [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Accelerated method
Self-developed communications platform, Estimated Useful Life	8 years 9 months
Database [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Straight-line method
Self-developed communications platform, Estimated Useful Life	10 years
Other [Member]
Schedule of Amortization Methods and Estimated Useful Lives [Line Items]
Self-developed communications platform, Amortization Method	Straight-line method
Self-developed communications platform, Estimated Useful Life	5 years